Income Taxes (Details) - Schedule of reconciliation of the reported income tax provision - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of reconciliation of the reported income tax provision [Line Items]
Tax computed at federal statutory rate	$ (11,049)	$ (4,516)
State income taxes, net of federal tax benefit	200	(188)
Permanent differences	41	23
Tax rate changes	82
Share-based compensation	11,986	3,831
Other	(2)	51
Valuation allowance	304	800
Income tax expense	$ 1,562	$ 1